SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Offering Costs (Q3) (Details) - USD ($)		3 Months Ended		6 Months Ended	9 Months Ended
	Sep. 22, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Offering Costs Abstract [Abstract]
Offering Costs	$ 339,752
Offering costs charged to stockholders' equity	313,144
Offering costs expensed to operations	$ 26,608	$ 0	$ 355,812	$ 355,812	$ 0